PREFERRED LIMITED PARTNERS' EQUITY	6 Months Ended
Jun. 30, 2026
Disclsoure of Preferred Limited Partners Equity [Abstract]
PREFERRED LIMITED PARTNERS' EQUITY	PREFERRED LIMITED PARTNERS' EQUITY
Brookfield Renewable’s preferred limited partners’ equity comprises of Class A Preferred units as follows:

(MILLIONS, EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at
				2026	2025	June 30, 2026	December 31, 2025
Series 7 (C$175)	—	—	January 2026	$—	$3	$—	$128
Series 13 (C$250)	10.00	6.05	April 2028	5	5	196	196
Series 17 ($200)	8.00	5.25	March 2025	5	5	195	195
Series 18 (C$150)	6.00	5.50	April 2027	4	4	115	115
Series 19 (C$200)	8.00	5.75	July 2031	1	—	141	—
	32.00			$15	$17	$647	$634
Distributions paid during the three and six months ended June 30, 2026, totaled $8 million and $15 million, respectively (2025: $9 million and $17 million, respectively).
During the first quarter of 2026, Brookfield Renewable redeemed all of the outstanding units of Series 7 Preferred Limited Partnership units for C$175 million.
During the second quarter of 2026, Brookfield Renewable issued 8,000,000 Series 19 Preferred Limited Partnership Units (the “Series 19 Preferred Units”) at a price of C$25 per unit for gross proceeds of C$200 million. The holders of the Series 19 Preferred Units are entitled to receive a cumulative quarterly fixed distribution yielding 5.75% for the initial period ending July 31, 2031.
Class A Preferred LP Units - Normal Course Issuer Bid
In December 2025, the Toronto Stock Exchange accepted notice of Brookfield Renewable's intention to renew the normal course issuer bid in connection with the outstanding Class A Preferred Limited Partnership Units for another year to December 17, 2026, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid, Brookfield Renewable is permitted to repurchase up to 10% of the total public float for each respective series of its Class A Preferred Limited Partnership Units. No units were repurchased during the three and six months ended June 30, 2026 and 2025.